As filed with the Securities and Exchange Commission on March 2, 2001. Registrations Nos.

333-93059
811-08946

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [_]
Pre-Effective Amendment No.                                 [_]
Post-Effective Amendment No. 5                              [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [_]
Amendment No. 37                                                 [X]

                        (Check appropriate box or boxes)

                               SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                         PACIFIC LIFE INSURANCE COMPANY
                              (Name of Depositor)

                            700 Newport Center Drive
                        Newport Beach, California 92660
        (Address of Depositor's Principal Executive Offices) (Zip Code)

                                (949) 219-3743
             (Depositor's Telephone Number, including Area Code)

                                Diane N. Ledger
                                 Vice President
                         Pacific Life Insurance Company
                            700 Newport Center Drive
                        Newport Beach, California 92660
                    (Name and address of agent for service)

                        Copies of all communications to:

            Diane N. Ledger                         Jane A. Kanter, Esq.
     Pacific Life Insurance Company                Dechert Price & Rhoads
            P.O. Box 9000                           1775 Eye Street, N.W.
      Newport Beach, CA 92658-9030               Washington, D.C. 20006-2401

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]  on _____________ pursuant to paragraph (b) of Rule 485
[_]  60 days after filing pursuant to paragraph (a) (1) of Rule 485
[X]  on May 1, 2001 pursuant to paragraph (a) (1) of Rule 485

If appropriate, check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in Pacific Life Insurance Company Separate Account A Under Variable Annuity Contracts.

Filing Fee: None

                                   Prospectus


(Included in Post-Effective Amendment No. 4 to the Registrant's
Registration Statement on Form N-4, File No. 333-93059 Accession No. 0000912057-00-055027 filed on December 28, 2000, and incorporated by reference herein.)

                       Statement of Additional Information


(Included in Post-Effective Amendment No. 4 to the Registrant's
Registration Statement on Form N-4, File NO. 333-93059 Accession No. 0000912057-00-055027 filed on December 28, 2000, and incorporated by reference herein.)

                   SUPPLEMENT DATED MAY 01, 2001 TO PROSPECTUS
              DATED MAY 1, 2000 AS SUPPLEMENTED ON JANUARY 2, 2001 FOR PACIFIC INNOVATIONS, A VARIABLE ANNUITY CONTRACT
                    ISSUED BY PACIFIC LIFE INSURANCE COMPANY


Capitalized terms used in this Supplement are defined in the Prospectus referred to above unless otherwise defined herein. "We," "us", or "our" refer to Pacific Life Insurance Company; "you" or "your" refer to the Contract Owner.

This Supplement, which amends the Prospectus, describes the optional Guaranteed Earnings Enhancement Rider ("GEE Rider").

The AN OVERVIEW OF PACIFIC INNOVATIONS ("THE DEATH BENEFIT") section on page 5 of the Prospectus is amended as follows:

GUARANTEED EARNINGS ENHANCEMENT (GEE) RIDER (OPTIONAL)

The Guaranteed Earnings Enhancement (GEE) Rider provides for an additional amount ("GEE Amount") to be included in the death benefit proceeds when such proceeds become payable as a result of the Annuitant's death. You may buy the GEE Rider on the Contract Date or on the first Contract Anniversary. For Contracts issued prior to May 1, 2001, the GEE Rider may be purchased on any Contract Anniversary through December 31, 2002.

If you buy the GEE Rider within 30 days after the Contract Date or Contract Anniversary, we will make the effective date of the GEE Rider to coincide with that Contract Date or Contract Anniversary.

The GEE Rider is not available in all states. Ask your registered representative about its current availability in your state of residence.

The expense table under CONTRACT EXPENSES on page 6 of the Prospectus has been revised by adding:

Guaranteed Earnings Enhancement (GEE) Rider Charge, (calculated
as a percentage of Contract Value)(7)                   0.25%

(7) If you buy the GEE Rider (subject to state availability), we deduct this charge proportionately from your Investment Options (in arrears) on each Contract Anniversary, and when you make a full withdrawal, if the GEE Rider is in effect on that date.

The information under EXAMPLES on page 8 of the Prospectus has been revised as follows:

The following table shows the expenses you would pay on each $1,000 you invested if, at the end of each period, you: annuitized your Contract; surrendered your Contract and withdrew the Contract Value, or did not annuitize or surrender, but left the money in your Contract.

These examples assume the following:

- the Contract Value starts at $65,000
- the Investment Options have an annual return of 5%
- the Annual Fee is deducted even when the Contract Value goes over $50,000 and a waiver would normally apply.

WITHOUT ANY RIDER reflects the expenses you would pay if you did not buy the optional Stepped-Up Death Benefit Rider (SDBR), or Premier Death Benefit Rider
(PDBR), or the Guaranteed Earnings Enhancement (GEE) Rider.

WITH SDBR reflects the expenses you would pay if you bought the optional Stepped-Up Death Benefit Rider, but not the PDBR, or GEE Rider.

WITH PDBR reflects the expenses you would pay if you bought the optional Premier Death Benefit Rider, but not the SDBR or GEE Rider.

WITH GEE RIDER reflects the expenses you would pay if you bought the optional Guaranteed Earnings Enhancement Rider, but not the optional SDBR or PDBR riders.

WITH SDBR AND GEE RIDER reflects the expenses you would pay if you bought the optional Stepped-Up Death Benefit Rider and the Guaranteed Earnings Enhancement Rider.

WITH PDBR AND GEE RIDER reflects the expenses you would pay if you bought the optional Premier Death Benefit Rider and the Guaranteed Earnings Enhancement Rider.

THESE EXAMPLES DO NOT SHOW PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES IN ANY YEAR MAY BE MORE OR LESS THAN THOSE SHOWN HERE.


-------------------------------------------------------------------------------------------------------------------------------
                                                                                                     EXPENSES IF YOU DID
                                                                                                     NOT ANNUITIZE OR
                                EXPENSES IF YOU                  EXPENSES IF YOU                     SURRENDER, BUT LEFT
                                ANNUITIZED                       SURRENDERED                         THE MONEY IN YOUR
                                YOUR CONTRACT ($)                YOUR CONTRACT ($)                   CONTRACT ($)
-------------------------------------------------------------------------------------------------------------------------------
Variable Account                1 yr   3 yr   5 yr    10 yr      1 yr     3 yr    5 yr     10 yr     1 yr  3 yr   5 yr  10 yr
-------------------------------------------------------------------------------------------------------------------------------
BLUE CHIP

without any Rider               106     76     131     278         106     148      131      278       25     76   131     278
with SDBR                       108     82     141     298         108     154      141      298       27     82   141     298
with PDBR                       109     87     148     312         109     159      148      312       28     87   148     312
with GEE Rider                  108     84     143     303         108     156      143      303       27     84   143     303
with SDBR and GEE Rider         110     90     153     322         110     162      153      322       29     90   153     322
with PDBR and GEE Rider         112     94     160     336         112     166      160      336       31     94   160     336
-------------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH

without any Rider               106     78     133     283         106     150      133      283       25     78   133     283
with SDBR                       108     84     143     303         108     156      143      303       27     84   143     303
with PDBR                       110     88     150     317         110     160      150      317       29     88   150     317
with GEE Rider                  109     86     146     308         109     158      146      308       28     86   146     308
with SDBR and GEE Rider         111     91     155     327         111     163      155      327       30     91   155     327
with PDBR and GEE Rider         112     96     163     341         112     168      163      341       31     96   163     341
-------------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE EQUITY

without any Rider               104     71     122     261         104     143      122      261       23     71   122     261
with SDBR                       106     77     132     281         106     149      132      281       25     77   132     281
with PDBR                       108     82     140     296         108     154      140      296       27     82   140     296
with GEE Rider                  107     79     135     286         107     151      135      286       26     79   135     286
with SDBR and GEE Rider         109     85     145     306         109     157      145      306       28     85   145     306
with PDBR and GEE Rider         110     89     152     320         110     161      152      320       29     89   152     320
-------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS

without any Rider               109     85     144     306         109     157      144      306       28     85   144     306
with SDBR                       111     91     154     325         111     163      154      325       30     91   154     325
with PDBR                       112     95     162     339         112     167      162      339       31     95   162     339
with GEE Rider                  111     92     157     330         111     164      157      330       30     92   157     330
with SDBR and GEE Rider         113     98     167     348         113     170      167      348       32     98   167     348
with PDBR and GEE Rider         115    103     174     362         115     175      174      362       34    103   174     362
-------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED RESEARCH

without any Rider               106     76     130     276         106     148      130      276       25     76   130     276
with SDBR                       108     82     140     296         108     154      140      296       27     82   140     296
with PDBR                       109     86     147     310         109     158      147      310       28     86   147     310
with GEE Rider                  108     83     142     301         108     155      142      301       27     83   142     301
with SDBR and GEE Rider         110     89     152     320         110     161      152      320       29     89   152     320
with PDBR and GEE Rider         112     94     159     335         112     166      159      335       31     94   159     335
-------------------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------------------
                                                                                                     EXPENSES IF YOU DID
                                                                                                     NOT ANNUITIZE OR
                                EXPENSES IF YOU                  EXPENSES IF YOU                     SURRENDER, BUT LEFT
                                ANNUITIZED                       SURRENDERED                         THE MONEY IN YOUR
                                YOUR CONTRACT ($)                YOUR CONTRACT ($)                   CONTRACT ($)
-------------------------------------------------------------------------------------------------------------------------------
Variable Account                1 yr   3 yr   5 yr    10 yr      1 yr     3 yr    5 yr     10 yr     1 yr  3 yr   5 yr  10 yr
-------------------------------------------------------------------------------------------------------------------------------
SMALL-CAP EQUITY

without any Rider               103     67     114     246         103     139      114      246       22     67   114     246
with SDBR                       105     73     125     266         105     145      125      266       24     73   125     266
with PDBR                       106     77     132     281         106     149      132      281       25     77   132     281
with GEE Rider                  105     74     127     271         105     146      127      271       24     74   127     271
with SDBR and GEE Rider         107     80     137     291         107     152      137      291       26     80   137     291
with PDBR and GEE Rider         109     85     145     306         109     157      145      306       28     85   145     306
-------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL LARGE CAP

without any Rider               108     82     139     295         108     154      139      295       27     82   139     295
with SDBR                       110     87     149     314         110     159      149      314       29     87   149     314
with PDBR                       111     92     156     329         111     164      156      329       30     92   156     329
with GEE Rider                  110     89     152     319         110     161      152      319       29     89   152     319
with SDBR and GEE Rider         112     95     161     338         112     167      161      338       31     95   161     338
with PDBR and GEE Rider         114     99     169     352         114     171      169      352       33     99   169     352
-------------------------------------------------------------------------------------------------------------------------------
EQUITY

without any Rider               103     67     114     246         103     139      114      246       22     67   114     246
with SDBR                       105     73     125     266         105     145      125      266       24     73   125     266
with PDBR                       106     77     132     281         106     149      132      281       25     77   132     281
with GEE Rider                  105     74     127     271         105     146      127      271       24     74   127     271
with SDBR and GEE Rider         107     80     137     291         107     152      137      291       26     80   137     291
with PDBR and GEE Rider         109     85     145     306         109     157      145      306       28     85   145     306
-------------------------------------------------------------------------------------------------------------------------------
I-NET TOLLKEEPER

without any Rider               112     94     160     335         112     166      160      335       31     94   160     335
with SDBR                       114    100     169     354         114     172      169      354       33    100   169     354
with PDBR                       115    104     176     367         115     176      176      367       34    104   176     367
with GEE Rider                  114    101     172     359         114     173      172      359       33    101   172     359
with SDBR and GEE Rider         116    107     181     377         116     179      181      377       35    107   181     377
with PDBR and GEE Rider         118    112     189     390         118     184      189      390       37    112   189     390
-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES

without any Rider               108     82     140     297         108     154      140      297       27     82   140     297
with SDBR                       110     88     150     316         110     160      150      316       29     88   150     316
with PDBR                       111     93     157     330         111     165      157      330       30     93   157     330
with GEE Rider                  110     90     153     321         110     162      153      321       29     90   153     321
with SDBR and GEE Rider         112     96     162     340         112     168      162      340       31     96   162     340
with PDBR and GEE Rider         114    100     170     354         114     172      170      354       33    100   170     354
-------------------------------------------------------------------------------------------------------------------------------
HEALTH SCIENCES

without any Rider               108     82     140     297         108     154      140      297       27     82   140     297
with SDBR                       110     88     150     316         110     160      150      316       29     88   150     316
with PDBR                       111     93     157     330         111     165      157      330       30     93   157     330
with GEE Rider                  110     90     153     321         110     162      153      321       29     90   153     321
with SDBR and GEE Rider         112     96     162     340         112     168      162      340       31     96   162     340
with PDBR and GEE Rider         114    100     170     354         114     172      170      354       33    100   170     354
-------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY

without any Rider               108     82     139     295         108     154      139      295       27     82   139     295
with SDBR                       110     87     149     314         110     159      149      314       29     87   149     314
with PDBR                       111     92     156     329         111     164      156      329       30     92   156     329
with GEE Rider                  110     89     152     319         110     161      152      319       29     89   152     319
with SDBR and GEE Rider         112     95     161     338         112     167      161      338       31     95   161     338
with PDBR and GEE Rider         114     99     169     352         114     171      169      352       33     99   169     352
-------------------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------------------
                                                                                                     EXPENSES IF YOU DID
                                                                                                     NOT ANNUITIZE OR
                                EXPENSES IF YOU                  EXPENSES IF YOU                     SURRENDER, BUT LEFT
                                ANNUITIZED                       SURRENDERED                         THE MONEY IN YOUR
                                YOUR CONTRACT ($)                YOUR CONTRACT ($)                   CONTRACT ($)
-------------------------------------------------------------------------------------------------------------------------------
Variable Account                1 yr   3 yr   5 yr    10 yr      1 yr     3 yr    5 yr     10 yr     1 yr  3 yr   5 yr  10 yr
-------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS

without any Rider               108     82     139     295         108     154      139      295       27     82   139     295
with SDBR                       110     87     149     314         110     159      149      314       29     87   149     314
with PDBR                       111     92     156     329         111     164      156      329       30     92   156     329
with GEE Rider                  110     89     152     319         110     161      152      319       29     89   152     319
with SDBR and GEE Rider         112     95     161     338         112     167      161      338       31     95   161     338
with PDBR and GEE Rider         114     99     169     352         114     171      169      352       33     99   169     352
-------------------------------------------------------------------------------------------------------------------------------
MULTI-STRATEGY

without any Rider               103     67     114     246         103     139      114      246       22     67   114     246
with SDBR                       105     73     125     266         105     145      125      266       24     73   125     266
with PDBR                       106     77     132     281         106     149      132      281       25     77   132     281
with GEE Rider                  105     74     127     271         105     146      127      271       24     74   127     271
with SDBR and GEE Rider         107     80     137     291         107     152      137      291       26     80   137     291
with PDBR and GEE Rider         109     85     145     306         109     157      145      306       28     85   145     306
-------------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME

without any Rider               103     67     114     246         103     139      114      246       22     67   114     246
with SDBR                       105     73     125     266         105     145      125      266       24     73   125     266
with PDBR                       106     77     132     281         106     149      132      281       25     77   132     281
with GEE Rider                  105     74     127     271         105     146      127      271       24     74   127     271
with SDBR and GEE Rider         107     80     137     291         107     152      137      291       26     80   137     291
with PDBR and GEE Rider         109     85     145     306         109     157      145      306       28     85   145     306
-------------------------------------------------------------------------------------------------------------------------------
STRATEGIC VALUE

without any Rider               106     78     133     282         106     150      133      282       25     78   133     282
with SDBR                       108     84     143     302         108     156      143      302       27     84   143     302
with PDBR                       110     88     150     316         110     160      150      316       29     88   150     316
with GEE Rider                  109     85     145     307         109     157      145      307       28     85   145     307
with SDBR and GEE Rider         111     91     155     326         111     163      155      326       30     91   155     326
with PDBR and GEE Rider         112     96     162     340         112     168      162      340       31     96   162     340
-------------------------------------------------------------------------------------------------------------------------------
GROWTH LT

without any Rider               104     70     120     256         104     142      120      256       23     70   120     256
with SDBR                       106     76     130     276         106     148      130      276       25     76   130     276
with PDBR                       107     80     137     291         107     152      137      291       26     80   137     291
with GEE Rider                  106     77     132     281         106     149      132      281       25     77   132     281
with SDBR and GEE Rider         108     83     142     301         108     155      142      301       27     83   142     301
with PDBR and GEE Rider         110     88     150     316         110     160      150      316       29     88   150     316
-------------------------------------------------------------------------------------------------------------------------------
FOCUSED 30

without any Rider               106     78     133     282         106     150      133      282       25     78   133     282
with SDBR                       108     84     143     302         108     156      143      302       27     84   143     302
with PDBR                       110     88     150     316         110     160      150      316       29     88   150     316
with GEE Rider                  109     85     145     307         109     157      145      307       28     85   145     307
with SDBR and GEE Rider         111     91     155     326         111     163      155      326       30     91   155     326
with PDBR and GEE Rider         112     96     162     340         112     168      162      340       31     96   162     340
-------------------------------------------------------------------------------------------------------------------------------
MID-CAP VALUE

without any Rider               105     73     125     266         105     145      125      266       24     73   125     266
with SDBR                       107     79     135     286         107     151      135      286       26     79   135     286
with PDBR                       108     83     142     301         108     155      142      301       27     83   142     301
with GEE Rider                  107     80     137     291         107     152      137      291       26     80   137     291
with SDBR and GEE Rider         109     86     147     311         109     158      147      311       28     86   147     311
with PDBR and GEE Rider         111     91     154     325         111     163      154      325       30     91   154     325
-------------------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------------------
                                                                                                     EXPENSES IF YOU DID
                                                                                                     NOT ANNUITIZE OR
                                EXPENSES IF YOU                  EXPENSES IF YOU                     SURRENDER, BUT LEFT
                                ANNUITIZED                       SURRENDERED                         THE MONEY IN YOUR
                                YOUR CONTRACT ($)                YOUR CONTRACT ($)                   CONTRACT ($)
-------------------------------------------------------------------------------------------------------------------------------
Variable Account                1 yr   3 yr   5 yr    10 yr      1 yr     3 yr    5 yr     10 yr     1 yr  3 yr   5 yr  10 yr
-------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE

without any Rider               105     75     128     273         105     147      128      273       24     75   128     273
with SDBR                       107     81     138     293         107     153      138      293       26     81   138     293
with PDBR                       109     85     145     308         109     157      145      308       28     85   145     308
with GEE Rider                  108     83     141     298         108     155      141      298       27     83   141     298
with SDBR and GEE Rider         110     88     151     318         110     160      151      318       29     88   151     318
with PDBR and GEE Rider         111     93     158     332         111     165      158      332       30     93   158     332
-------------------------------------------------------------------------------------------------------------------------------
CAPITAL OPPORTUNITIES

without any Rider               104     72     123     263         104     144      123      263       23     72   123     263
with SDBR                       106     78     133     283         106     150      133      283       25     78   133     283
with PDBR                       108     82     141     298         108     154      141      298       27     82   141     298
with GEE Rider                  107     80     136     288         107     152      136      288       26     80   136     288
with SDBR and GEE Rider         109     86     146     308         109     158      146      308       28     86   146     308
with PDBR and GEE Rider         110     90     153     322         110     162      153      322       29     90   153     322
-------------------------------------------------------------------------------------------------------------------------------
MID-CAP GROWTH

without any Rider               105     75     128     273         105     147      128      273       24     75   128     273
with SDBR                       107     81     138     293         107     153      138      293       26     81   138     293
with PDBR                       109     85     145     308         109     157      145      308       28     85   145     308
with GEE Rider                  108     83     141     298         108     155      141      298       27     83   141     298
with SDBR and GEE Rider         110     88     151     318         110     160      151      318       29     88   151     318
with PDBR and GEE Rider         111     93     158     332         111     165      158      332       30     93   158     332
-------------------------------------------------------------------------------------------------------------------------------
GLOBAL GROWTH

without any Rider               109     85     144     306         109     157      144      306       28     85   144     306
with SDBR                       111     91     154     325         111     163      154      325       30     91   154     325
with PDBR                       112     95     162     339         112     167      162      339       31     95   162     339
with GEE Rider                  111     92     157     330         111     164      157      330       30     92   157     330
with SDBR and GEE Rider         113     98     167     348         113     170      167      348       32     98   167     348
with PDBR and GEE Rider         115    103     174     362         115     175      174      362       34    103   174     362
-------------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX

without any Rider                99     54      93     203          99     126       93      203       18     54    93     203
with SDBR                       101     60     104     224         101     132      104      224       20     60   104     224
with PDBR                       102     65     111     240         102     137      111      240       21     65   111     240
with GEE Rider                  101     62     106     229         101     134      106      229       20     62   106     229
with SDBR and GEE Rider         103     68     117     250         103     140      117      250       22     68   117     250
with PDBR and GEE Rider         105     73     124     265         105     145      124      265       24     73   124     265
-------------------------------------------------------------------------------------------------------------------------------
SMALL-CAP INDEX

without any Rider               102     64     110     236         102     136      110      236       21     64   110     236
with SDBR                       104     70     120     257         104     142      120      257       23     70   120     257
with PDBR                       105     75     128     272         105     147      128      272       24     75   128     272
with GEE Rider                  104     72     123     262         104     144      123      262       23     72   123     262
with SDBR and GEE Rider         106     78     133     282         106     150      133      282       25     78   133     282
with PDBR and GEE Rider         108     82     140     297         108     154      140      297       27     82   140     297
-------------------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------------------
                                                                                                     EXPENSES IF YOU DID
                                                                                                     NOT ANNUITIZE OR
                                EXPENSES IF YOU                  EXPENSES IF YOU                     SURRENDER, BUT LEFT
                                ANNUITIZED                       SURRENDERED                         THE MONEY IN YOUR
                                YOUR CONTRACT ($)                YOUR CONTRACT ($)                   CONTRACT ($)
-------------------------------------------------------------------------------------------------------------------------------
Variable Account                1 yr   3 yr   5 yr    10 yr      1 yr     3 yr    5 yr     10 yr     1 yr  3 yr   5 yr  10 yr
-------------------------------------------------------------------------------------------------------------------------------
REIT

without any Rider               107     81     138     292         107     153      138      292       26     81   138     292
with SDBR                       109     87     147     311         109     159      147      311       28     87   147     311
with PDBR                       111     91     155     326         111     163      155      326       30     91   155     326
with GEE Rider                  110     88     150     317         110     160      150      317       29     88   150     317
with SDBR and GEE Rider         112     94     160     335         112     166      160      335       31     94   160     335
with PDBR and GEE Rider         113     99     167     349         113     171      167      349       32     99   167     349
-------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES

without any Rider               102     65     111     239         102     137      111      239       21     65   111     239
with SDBR                       104     71     121     259         104     143      121      259       23     71   121     259
with PDBR                       105     75     129     274         105     147      129      274       24     75   129     274
with GEE Rider                  104     72     124     264         104     144      124      264       23     72   124     264
with SDBR and GEE Rider         106     78     134     284         106     150      134      284       25     78   134     284
with PDBR and GEE Rider         108     83     141     299         108     155      141      299       27     83   141     299
-------------------------------------------------------------------------------------------------------------------------------
MANAGED BOND

without any Rider               102     65     112     241         102     137      112      241       21     65   112     241
with SDBR                       104     71     122     261         104     143      122      261       23     71   122     261
with PDBR                       106     76     130     276         106     148      130      276       25     76   130     276
with GEE Rider                  105     73     125     266         105     145      125      266       24     73   125     266
with SDBR and GEE Rider         107     79     135     286         107     151      135      286       26     79   135     286
with PDBR and GEE Rider         108     83     142     301         108     155      142      301       27     83   142     301
-------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET

without any Rider                99     57      98     212          99     129       98      212       18     57    98     212
with SDBR                       101     63     108     233         101     135      108      233       20     63   108     233
with PDBR                       103     68     116     249         103     140      116      249       22     68   116     249
with GEE Rider                  102     65     111     239         102     137      111      239       21     65   111     239
with SDBR and GEE Rider         104     71     121     259         104     143      121      259       23     71   121     259
with PDBR and GEE Rider         105     75     129     274         105     147      129      274       24     75   129     274
-------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND

without any Rider               102     65     111     240         102     137      111      240       21     65   111     240
with SDBR                       104     71     122     260         104     143      122      260       23     71   122     260
with PDBR                       106     76     129     275         106     148      129      275       25     76   129     275
with GEE Rider                  105     73     124     265         105     145      124      265       24     73   124     265
with SDBR and GEE Rider         107     79     134     285         107     151      134      285       26     79   134     285
with PDBR and GEE Rider         108     83     142     300         108     155      142      300       27     83   142     300
-------------------------------------------------------------------------------------------------------------------------------
LARGE-CAP VALUE

without any Rider               105     73     125     267         105     145      125      267       24     73   125     267
with SDBR                       107     79     135     287         107     151      135      287       26     79   135     287
with PDBR                       108     84     143     302         108     156      143      302       27     84   143     302
with GEE Rider                  107     81     138     292         107     153      138      292       26     81   138     292
with SDBR and GEE Rider         109     87     148     312         109     159      148      312       28     87   148     312
with PDBR and GEE Rider         111     91     155     326         111     163      155      326       30     91   155     326
-------------------------------------------------------------------------------------------------------------------------------


The following is added to the CHARGES, FEES AND DEDUCTIONS section:

GUARANTEED EARNINGS ENHANCEMENT (GEE) CHARGE (OPTIONAL RIDER)

If you purchase the GEE Rider, we deduct annually a Guaranteed Earnings Enhancement Charge ("GEE Charge") for expenses related to the GEE Rider. The GEE Charge is equal to 0.25% multiplied by your Contract Value on the date the charge is deducted.

We will deduct the GEE Charge from your Investment Options (in arrears) on a proportionate basis on each Contract Anniversary that the GEE Rider remains in effect.

Any portion of the GEE Charge we deduct from a Fixed Option will not be greater than the annual interest credited in excess of 3%. If you make a full withdrawal of the amount available for withdrawal during a Contract Year, we will deduct the entire GEE Charge for that Contract Year from the final payment made to you.

The following is added to the PURCHASING YOUR CONTRACT section:

PURCHASING THE GUARANTEED EARNINGS ENHANCEMENT (GEE) RIDER (OPTIONAL)

You may purchase the GEE Rider (subject to state availability) on the Contract Date or on the first Contract Anniversary. For Contracts issued prior to May 1, 2001, you may purchase the GEE Rider on any Contract Anniversary through December 31, 2002. If you buy the GEE Rider within 30 days after the Contract Date or Contract Anniversary, we will make the effective date of the GEE Rider to coincide with that Contract Date or Contract Anniversary.

You may purchase the GEE Rider only if the age of each Annuitant is 75 years or younger on the date of purchase. The date of purchase is the Effective Date of the Rider as shown in your Contract. Once purchased, the Rider will remain in effect until the earlier of:

(a) the date a full withdrawal of the amount available for withdrawal is made under the Contract;
(b)    the date a death benefit becomes payable under the Contract;
(c) the date the Contract is terminated in accordance with the provisions of the Contract; or
(d)    the Annuity Date.

The following is added to the RETIREMENT BENEFITS AND OTHER PAYOUTS section under DEATH BENEFITS:

OPTIONAL GUARANTEED EARNINGS ENHANCEMENT (GEE) RIDER

If you purchase the GEE Rider, (subject to state availability), a Guaranteed Earnings Enhancement amount ("GEE Amount") is added to your Contract as follows:

GEE AMOUNT - The GEE Amount is calculated as follows:

     (1) If the age of the oldest Annuitant was age 69 or younger on the Effective Date of the Rider, the GEE Amount is equal to the lesser of:

          (a) 40% of Earnings; or
          (b) 40% of Remaining Purchase Payments, excluding any Purchase Payments made in the 12 months prior to the date of death, adjusted for withdrawals.

     (2) If the age of the oldest Annuitant was age 70 to 75 on the Effective Date of the Rider, the GEE Amount is equal to the lesser of:

          (a) 25% of Earnings; or
          (b) 25% of Remaining Purchase Payments, excluding any Purchase Payments made in the 12 months prior to the date of death, adjusted for withdrawals.

For purposes of calculating the GEE Amount:

     (1) EARNINGS are equal to the Contract Value as of the date of death minus Remaining Purchase Payments.

     (2) REMAINING PURCHASE PAYMENTS is defined as (a) or (b) below:

         (a) If the Rider is effective on the Contract Date, Remaining Purchase Payments are equal to:

              (1) the Initial Purchase Payment; plus
              (2) any additional Purchase Payments added; minus
              (3) the amount that each withdrawal exceeds the amount of Earnings in the Contract immediately prior to such withdrawal.

              Withdrawals are assumed to be taken from Earnings first, then from Purchase Payments in the order they were received.

         (b) If the Rider is effective after the Contract Date, Remaining Purchase Payments are equal to:

              (1) the Contract Value on the Effective Date; plus
              (2) any additional Purchase Payments added since the Effective
                  Date of the Rider; minus
              (3) the amount that each withdrawal taken after the Effective
                  Date of the Rider exceeds the amount of Earnings in the Contract accumulated since that date.

              Withdrawals are assumed to be taken first from Earnings accumulated since the Effective Date of the Rider, then from Purchase Payments in the order they were received.

If the Surviving Spouse of the deceased Owner continues the Contract in accordance with its terms and conditions, then all provisions of the Rider for the Surviving Spouse will be based on the age of the Surviving Spouse on the date of death of the deceased Owner. If the Surviving Spouse is over age 75 on the date of death, the Rider will not be continued for such Surviving Spouse and the benefits and charges provided by the Rider will no longer be applied.



Form No. PIGEE0301

        SUPPLEMENT DATED MAY 01, 2001 TO PROSPECTUS DATED [APRIL 2, 2001]
           FOR PACIFIC INNOVATIONS SELECT, A VARIABLE ANNUITY CONTRACT
                    ISSUED BY PACIFIC LIFE INSURANCE COMPANY


Capitalized terms used in this Supplement are defined in the Prospectus referred to above unless otherwise defined herein. "We," "us", or "our" refer to Pacific Life Insurance Company; "you" or "your" refer to the Contract Owner.

This Supplement, which amends the Prospectus, describes the optional Guaranteed Earnings Enhancement Rider ("GEE Rider").

The AN OVERVIEW OF PACIFIC INNOVATIONS SELECT ("THE DEATH BENEFIT") section on page 5 of the Prospectus is amended as follows:

GUARANTEED EARNINGS ENHANCEMENT (GEE) RIDER (OPTIONAL)

The Guaranteed Earnings Enhancement (GEE) Rider provides for an additional amount ("GEE Amount") to be included in the death benefit proceeds when such proceeds become payable as a result of the Annuitant's death. You may buy the GEE Rider on the Contract Date or on the first Contract Anniversary. For Contracts issued prior to May 1, 2001, the GEE Rider may be purchased on any Contract Anniversary through December 31, 2002.

If you buy the GEE Rider within 30 days after the Contract Date or Contract Anniversary, we will make the effective date of the GEE Rider to coincide with that Contract Date or Contract Anniversary.

The GEE Rider is not available in all states. Ask your registered representative about its current availability in your state of residence.

The expense table under CONTRACT EXPENSES on page 6 of the Prospectus has been revised by adding:

Guaranteed Earnings Enhancement (GEE) Rider Charge, (Calculated
as a percentage of Contract Value)(7)                      0.25%

(7) If you buy the GEE Rider (subject to state availability), we deduct this charge proportionately from your Investment Options (in arrears) on each Contract Anniversary, and when you make a full withdrawal, if the GEE Rider is in effect on that date.

The information under EXAMPLES on page 8 of the Prospectus has been revised as follows:

The following table shows the expenses you would pay on each $1,000 you invested if, at the end of each period, you: annuitized your Contract; surrendered your Contract and withdrew the Contract Value, or did not annuitize or surrender, but left the money in your Contract.

These examples assume the following:

- the Contract Value starts at $65,000
- the Investment Options have an annual return of 5%
- the Annual Fee is deducted even when the Contract Value goes over $50,000 and a waiver would normally apply.

WITHOUT ANY RIDER reflects the expenses you would pay if you did not buy the optional Stepped-Up Death Benefit Rider (SDBR), or Premier Death Benefit Rider
(PDBR), or the Guaranteed Earnings Enhancement (GEE) Rider.

WITH SDBR reflects the expenses you would pay if you bought the optional Stepped-Up Death Benefit Rider, but not the PDBR, or GEE Rider.

WITH PDBR reflects the expenses you would pay if you bought the optional Premier Death Benefit Rider, but not the SDBR or GEE Rider.

WITH GEE RIDER reflects the expenses you would pay if you bought the optional Guaranteed Earnings Enhancement Rider, but not the optional SDBR or PDBR riders.

WITH SDBR AND GEE RIDER reflects the expenses you would pay if you bought the optional Stepped-Up Death Benefit Rider and the Guaranteed Earnings Enhancement Rider.

WITH PDBR AND GEE RIDER reflects the expenses you would pay if you bought the optional Premier Death Benefit Rider and the Guaranteed Earnings Enhancement Rider.

THESE EXAMPLES DO NOT SHOW PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES IN ANY YEAR MAY BE MORE OR LESS THAN THOSE SHOWN HERE.


--------------------------------------------------------------------------------------------------------------------------
                                                                                                EXPENSES IF YOU DID
                                                                                                NOT ANNUITIZE OR
                                EXPENSES IF YOU                EXPENSES IF YOU                  SURRENDER, BUT LEFT
                                ANNUITIZED                     SURRENDERED                      THE MONEY IN YOUR
                                YOUR CONTRACT ($)              YOUR CONTRACT ($)                CONTRACT ($)
--------------------------------------------------------------------------------------------------------------------------
VARIABLE ACCOUNT                1 yr   3 yr   5 yr    10 yr    1 yr   3 yr    5 yr    10 yr     1 yr   3 yr   5 yr   10 yr
--------------------------------------------------------------------------------------------------------------------------
BLUE CHIP

without any Rider                90     84     143     303      90     120     143     303       27      84    143     303
with SDBR                        92     90     153     322      92     126     153     322       29      90    153     322
with PDBR                        94     94     160     336      94     130     160     336       31      94    160     336
with GEE Rider                   93     91     155     327      93     127     155     327       30      91    155     327
with SDBR and GEE Rider          95     97     165     346      95     133     165     346       32      97    165     346
with PDBR and GEE Rider          96    102     172     359      96     138     172     359       33     102    172     359
--------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH

without any Rider                91     85     145     308      91     121     145     308       28      85    145     308
with SDBR                        93     91     155     327      93     127     155     327       30      91    155     327
with PDBR                        94     96     163     341      94     132     163     341       31      96    163     341
with GEE Rider                   93     93     158     332      93     129     158     332       30      93    158     332
with SDBR and GEE Rider          95     99     168     350      95     135     168     350       32      99    168     350
with PDBR and GEE Rider          97    103     175     364      97     139     175     364       34     103    175     364
--------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE EQUITY

without any Rider                89     79     135     286      89     115     135     286       26      79    135     286
with SDBR                        91     85     145     306      91     121     145     306       28      85    145     306
with PDBR                        92     89     152     320      92     125     152     320       29      89    152     320
with GEE Rider                   91     86     147     311      91     122     147     311       28      86    147     311
with SDBR and GEE Rider          93     92     157     330      93     128     157     330       30      92    157     330
with PDBR and GEE Rider          95     97     164     344      95     133     164     344       32      97    164     344
--------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS

without any Rider                93     92     157     329      93     128     157     329       30      92    157     329
with SDBR                        95     98     166     348      95     134     166     348       32      98    166     348
with PDBR                        97    103     174     362      97     139     174     362       34     103    174     362
with GEE Rider                   96    100     169     353      96     136     169     353       33     100    169     353
with SDBR and GEE Rider          98    106     179     371      98     142     179     371       35     106    179     371
with PDBR and GEE Rider          99    110     186     385      99     146     186     385       36     110    186     385
--------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED RESEARCH

without any Rider                90     83     142     301      90     119     142     301       27      83    142     301
with SDBR                        92     89     152     320      92     125     152     320       29      89    152     320
with PDBR                        94     94     159     334      94     130     159     334       31      94    159     334
with GEE Rider                   93     91     154     325      93     127     154     325       30      91    154     325
with SDBR and GEE Rider          95     97     164     344      95     133     164     344       32      97    164     344
with PDBR and GEE Rider          96    101     171     358      96     137     171     358       33     101    171     358
--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------
                                                                                                EXPENSES IF YOU DID
                                                                                                NOT ANNUITIZE OR
                                EXPENSES IF YOU                EXPENSES IF YOU                  SURRENDER, BUT LEFT
                                ANNUITIZED                     SURRENDERED                      THE MONEY IN YOUR
                                YOUR CONTRACT ($)              YOUR CONTRACT ($)                CONTRACT ($)
--------------------------------------------------------------------------------------------------------------------------
VARIABLE ACCOUNT                1 yr   3 yr   5 yr    10 yr    1 yr   3 yr    5 yr    10 yr     1 yr   3 yr   5 yr   10 yr
--------------------------------------------------------------------------------------------------------------------------
SMALL-CAP EQUITY

without any Rider                87     74     127     271      87     110     127     271       24      74    127     271
with SDBR                        89     80     137     291      89     116     137     291       26      80    137     291
with PDBR                        91     85     145     306      91     121     145     306       28      85    145     306
with GEE Rider                   90     82     140     296      90     118     140     296       27      82    140     296
with SDBR and GEE Rider          92     88     150     316      92     124     150     316       29      88    150     316
with PDBR and GEE Rider          93     92     157     330      93     128     157     330       30      92    157     330
--------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL LARGE CAP

without any Rider                92     89     151     319      92     125     151     319       29      89    151     319
with SDBR                        94     95     161     338      94     131     161     338       31      95    161     338
with PDBR                        96     99     168     352      96     135     168     352       33      99    168     352
with GEE Rider                   95     96     164     343      95     132     164     343       32      96    164     343
with SDBR and GEE Rider          97    102     173     361      97     138     173     361       34     102    173     361
with PDBR and GEE Rider          98    107     181     375      98     143     181     375       35     107    181     375
--------------------------------------------------------------------------------------------------------------------------
EQUITY

without any Rider                87     74     127     271      87     110     127     271       24      74    127     271
with SDBR                        89     80     137     291      89     116     137     291       26      80    137     291
with PDBR                        91     85     145     306      91     121     145     306       28      85    145     306
with GEE Rider                   90     82     140     296      90     118     140     296       27      82    140     296
with SDBR and GEE Rider          92     88     150     316      92     124     150     316       29      88    150     316
with PDBR and GEE Rider          93     92     157     330      93     128     157     330       30      92    157     330
--------------------------------------------------------------------------------------------------------------------------
I-NET TOLLKEEPER

without any Rider                96    101     172     358      96     137     172     358       33     101    172     358
with SDBR                        98    107     181     376      98     143     181     376       35     107    181     376
with PDBR                       100    112     188     389     100     148     188     389       37     112    188     389
with GEE Rider                   99    109     184     381      99     145     184     381       36     109    184     381
with SDBR and GEE Rider         101    115     193     399     101     151     193     399       38     115    193     399
with PDBR and GEE Rider         102    119     200     411     102     155     200     411       39     119    200     411
--------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES

without any Rider                92     90     152     321      92     126     152     321       29      90    152     321
with SDBR                        94     95     162     340      94     131     162     340       31      95    162     340
with PDBR                        96    100     169     354      96     136     169     354       33     100    169     354
with GEE Rider                   95     97     165     345      95     133     165     345       32      97    165     345
with SDBR and GEE Rider          97    103     174     363      97     139     174     363       34     103    174     363
with PDBR and GEE Rider          98    107     181     377      98     143     181     377       35     107    181     377
--------------------------------------------------------------------------------------------------------------------------
HEALTH SCIENCES

without any Rider                92     90     152     321      92     126     152     321       29      90    152     321
with SDBR                        94     95     162     340      94     131     162     340       31      95    162     340
with PDBR                        96    100     169     354      96     136     169     354       33     100    169     354
with GEE Rider                   95     97     165     345      95     133     165     345       32      97    165     345
with SDBR and GEE Rider          97    103     174     363      97     139     174     363       34     103    174     363
with PDBR and GEE Rider          98    107     181     377      98     143     181     377       35     107    181     377
--------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY

without any Rider                92     89     151     319      92     125     151     319       29      89    151     319
with SDBR                        94     95     161     338      94     131     161     338       31      95    161     338
with PDBR                        96     99     168     352      96     135     168     352       33      99    168     352
with GEE Rider                   95     96     164     343      95     132     164     343       32      96    164     343
with SDBR and GEE Rider          97    102     173     361      97     138     173     361       34     102    173     361
with PDBR and GEE Rider          98    107     181     375      98     143     181     375       35     107    181     375
--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------
                                                                                                EXPENSES IF YOU DID
                                                                                                NOT ANNUITIZE OR
                                EXPENSES IF YOU                EXPENSES IF YOU                  SURRENDER, BUT LEFT
                                ANNUITIZED                     SURRENDERED                      THE MONEY IN YOUR
                                YOUR CONTRACT ($)              YOUR CONTRACT ($)                CONTRACT ($)
--------------------------------------------------------------------------------------------------------------------------
VARIABLE ACCOUNT                1 yr   3 yr   5 yr    10 yr    1 yr   3 yr    5 yr    10 yr     1 yr   3 yr   5 yr   10 yr
--------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS

without any Rider                92     89     151     319      92     125     151     319       29      89    151     319
with SDBR                        94     95     161     338      94     131     161     338       31      95    161     338
with PDBR                        96     99     168     352      96     135     168     352       33      99    168     352
with GEE Rider                   95     96     164     343      95     132     164     343       32      96    164     343
with SDBR and GEE Rider          97    102     173     361      97     138     173     361       34     102    173     361
with PDBR and GEE Rider          98    107     181     375      98     143     181     375       35     107    181     375
--------------------------------------------------------------------------------------------------------------------------
MULTI-STRATEGY

without any Rider                87     74     127     271      87     110     127     271       24      74    127     271
with SDBR                        89     80     137     291      89     116     137     291       26      80    137     291
with PDBR                        91     85     145     306      91     121     145     306       28      85    145     306
with GEE Rider                   90     82     140     296      90     118     140     296       27      82    140     296
with SDBR and GEE Rider          92     88     150     316      92     124     150     316       29      88    150     316
with PDBR and GEE Rider          93     92     157     330      93     128     157     330       30      92    157     330
--------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME

without any Rider                87     74     127     271      87     110     127     271       24      74    127     271
with SDBR                        89     80     137     291      89     116     137     291       26      80    137     291
with PDBR                        91     85     145     306      91     121     145     306       28      85    145     306
with GEE Rider                   90     82     140     296      90     118     140     296       27      82    140     296
with SDBR and GEE Rider          92     88     150     316      92     124     150     316       29      88    150     316
with PDBR and GEE Rider          93     92     157     330      93     128     157     330       30      92    157     330
--------------------------------------------------------------------------------------------------------------------------
STRATEGIC VALUE

without any Rider                91     85     145     307      91     121     145     307       28      85    145     307
with SDBR                        93     91     155     326      93     127     155     326       30      91    155     326
with PDBR                        94     95     162     340      94     131     162     340       31      95    162     340
with GEE Rider                   93     93     157     331      93     129     157     331       30      93    157     331
with SDBR and GEE Rider          95     99     167     349      95     135     167     349       32      99    167     349
with PDBR and GEE Rider          97    103     174     363      97     139     174     363       34     103    174     363
--------------------------------------------------------------------------------------------------------------------------
GROWTH LT

without any Rider                88     77     132     281      88     113     132     281       25      77    132     281
with SDBR                        90     83     142     301      90     119     142     301       27      83    142     301
with PDBR                        92     88     149     315      92     124     149     315       29      88    149     315
with GEE Rider                   91     85     145     306      91     121     145     306       28      85    145     306
with SDBR and GEE Rider          93     91     154     325      93     127     154     325       30      91    154     325
with PDBR and GEE Rider          94     95     162     339      94     131     162     339       31      95    162     339
--------------------------------------------------------------------------------------------------------------------------
FOCUSED 30

without any Rider                91     85     145     307      91     121     145     307       28      85    145     307
with SDBR                        93     91     155     326      93     127     155     326       30      91    155     326
with PDBR                        94     95     162     340      94     131     162     340       31      95    162     340
with GEE Rider                   93     93     157     331      93     129     157     331       30      93    157     331
with SDBR and GEE Rider          95     99     167     349      95     135     167     349       32      99    167     349
with PDBR and GEE Rider          97    103     174     363      97     139     174     363       34     103    174     363
--------------------------------------------------------------------------------------------------------------------------
MID-CAP VALUE

without any Rider                89     80     137     291      89     116     137     291       26      80    137     291
with SDBR                        91     86     147     310      91     122     147     310       28      86    147     310
with PDBR                        93     91     154     325      93     127     154     325       30      91    154     325
with GEE Rider                   92     88     150     316      92     124     150     316       29      88    150     316
with SDBR and GEE Rider          94     94     159     335      94     130     159     335       31      94    159     335
with PDBR and GEE Rider          95     98     167     348      95     134     167     348       32      98    167     348
--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------
                                                                                                EXPENSES IF YOU DID
                                                                                                NOT ANNUITIZE OR
                                EXPENSES IF YOU                EXPENSES IF YOU                  SURRENDER, BUT LEFT
                                ANNUITIZED                     SURRENDERED                      THE MONEY IN YOUR
                                YOUR CONTRACT ($)              YOUR CONTRACT ($)                CONTRACT ($)
--------------------------------------------------------------------------------------------------------------------------
VARIABLE ACCOUNT                1 yr   3 yr   5 yr    10 yr    1 yr   3 yr    5 yr    10 yr     1 yr   3 yr   5 yr   10 yr
--------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE

without any Rider                90     82     141     298      90     118     141     298       27      82    141     298
with SDBR                        92     88     150     317      92     124     150     317       29      88    150     317
with PDBR                        93     93     158     331      93     129     158     331       30      93    158     331
with GEE Rider                   92     90     153     322      92     126     153     322       29      90    153     322
with SDBR and GEE Rider          94     96     163     341      94     132     163     341       31      96    163     341
with PDBR and GEE Rider          96    100     170     355      96     136     170     355       33     100    170     355
--------------------------------------------------------------------------------------------------------------------------
CAPITAL OPPORTUNITIES

without any Rider                89     79     136     288      89     115     136     288       26      79    136     288
with SDBR                        91     85     145     308      91     121     145     308       28      85    145     308
with PDBR                        92     90     153     322      92     126     153     322       29      90    153     322
with GEE Rider                   91     87     148     313      91     123     148     313       28      87    148     313
with SDBR and GEE Rider          93     93     158     332      93     129     158     332       30      93    158     332
with PDBR and GEE Rider          95     97     165     346      95     133     165     346       32      97    165     346
--------------------------------------------------------------------------------------------------------------------------
MID-CAP GROWTH

without any Rider                90     82     141     298      90     118     141     298       27      82    141     298
with SDBR                        92     88     150     317      92     124     150     317       29      88    150     317
with PDBR                        93     93     158     331      93     129     158     331       30      93    158     331
with GEE Rider                   92     90     153     322      92     126     153     322       29      90    153     322
with SDBR and GEE Rider          94     96     163     341      94     132     163     341       31      96    163     341
with PDBR and GEE Rider          96    100     170     355      96     136     170     355       33     100    170     355
--------------------------------------------------------------------------------------------------------------------------
GLOBAL GROWTH

without any Rider                93     92     157     329      93     128     157     329       30      92    157     329
with SDBR                        95     98     166     348      95     134     166     348       32      98    166     348
with PDBR                        97    103     174     362      97     139     174     362       34     103    174     362
with GEE Rider                   96    100     169     353      96     136     169     353       33     100    169     353
with SDBR and GEE Rider          98    106     179     371      98     142     179     371       35     106    179     371
with PDBR and GEE Rider          99    110     186     385      99     146     186     385       36     110    186     385
--------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX

without any Rider                83     62     106     229      83      98     106     229       20      62    106     229
with SDBR                        85     68     116     250      85     104     116     250       22      68    116     250
with PDBR                        87     73     124     265      87     109     124     265       24      73    124     265
with GEE Rider                   86     70     119     255      86     106     119     255       23      70    119     255
with SDBR and GEE Rider          88     76     129     275      88     112     129     275       25      76    129     275
with PDBR and GEE Rider          89     80     137     290      89     116     137     290       26      80    137     290
--------------------------------------------------------------------------------------------------------------------------
SMALL-CAP INDEX

without any Rider                86     72     123     262      86     108     123     262       23      72    123     262
with SDBR                        88     78     133     282      88     114     133     282       25      78    133     282
with PDBR                        90     82     140     297      90     118     140     297       27      82    140     297
with GEE Rider                   89     79     135     287      89     115     135     287       26      79    135     287
with SDBR and GEE Rider          91     85     145     307      91     121     145     307       28      85    145     307
with PDBR and GEE Rider          92     90     153     321      92     126     153     321       29      90    153     321
--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------
                                                                                                EXPENSES IF YOU DID
                                                                                                NOT ANNUITIZE OR
                                EXPENSES IF YOU                EXPENSES IF YOU                  SURRENDER, BUT LEFT
                                ANNUITIZED                     SURRENDERED                      THE MONEY IN YOUR
                                YOUR CONTRACT ($)              YOUR CONTRACT ($)                CONTRACT ($)
--------------------------------------------------------------------------------------------------------------------------
VARIABLE ACCOUNT                1 yr   3 yr   5 yr    10 yr    1 yr   3 yr    5 yr    10 yr     1 yr   3 yr   5 yr   10 yr
--------------------------------------------------------------------------------------------------------------------------
REIT

without any Rider                92     88     150     316      92     124     150     316       29      88    150     316
with SDBR                        94     94     160     335      94     130     160     335       31      94    160     335
with PDBR                        95     98     167     349      95     134     167     349       32      98    167     349
with GEE Rider                   94     96     162     340      94     132     162     340       31      96    162     340
with SDBR and GEE Rider          96    101     172     359      96     137     172     359       33     101    172     359
with PDBR and GEE Rider          98    106     179     372      98     142     179     372       35     106    179     372
--------------------------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES

without any Rider                86     72     124     264      86     108     124     264       23      72    124     264
with SDBR                        88     78     134     284      88     114     134     284       25      78    134     284
with PDBR                        90     83     141     299      90     119     141     299       27      83    141     299
with GEE Rider                   89     80     136     289      89     116     136     289       26      80    136     289
with SDBR and GEE Rider          91     86     146     309      91     122     146     309       28      86    146     309
with PDBR and GEE Rider          92     90     154     323      92     126     154     323       29      90    154     323
--------------------------------------------------------------------------------------------------------------------------
MANAGED BOND

without any Rider                87     73     125     266      87     109     125     266       24      73    125     266
with SDBR                        89     79     135     286      89     115     135     286       26      79    135     286
with PDBR                        90     83     142     301      90     119     142     301       27      83    142     301
with GEE Rider                   89     80     137     291      89     116     137     291       26      80    137     291
with SDBR and GEE Rider          91     86     147     311      91     122     147     311       28      86    147     311
with PDBR and GEE Rider          93     91     154     325      93     127     154     325       30      91    154     325
--------------------------------------------------------------------------------------------------------------------------
MONEY MARKET

without any Rider                84     65     111     239      84     101     111     239       21      65    111     239
with SDBR                        86     71     121     259      86     107     121     259       23      71    121     259
with PDBR                        87     75     129     274      87     111     129     274       24      75    129     274
with GEE Rider                   86     72     124     264      86     108     124     264       23      72    124     264
with SDBR and GEE Rider          88     78     134     284      88     114     134     284       25      78    134     284
with PDBR and GEE Rider          90     83     141     299      90     119     141     299       27      83    141     299
--------------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND

without any Rider                87     73     124     265      87     109     124     265       24      73    124     265
with SDBR                        89     79     134     285      89     115     134     285       26      79    134     285
with PDBR                        90     83     142     300      90     119     142     300       27      83    142     300
with GEE Rider                   89     80     137     290      89     116     137     290       26      80    137     290
with SDBR and GEE Rider          91     86     147     310      91     122     147     310       28      86    147     310
with PDBR and GEE Rider          93     91     154     324      93     127     154     324       30      91    154     324
--------------------------------------------------------------------------------------------------------------------------
LARGE-CAP VALUE

without any Rider                89     81     138     292      89     117     138     292       26      81    138     292
with SDBR                        91     87     147     311      91     123     147     311       28      87    147     311
with PDBR                        93     91     155     326      93     127     155     326       30      91    155     326
with GEE Rider                   92     88     150     317      92     124     150     317       29      88    150     317
with SDBR and GEE Rider          94     94     160     335      94     130     160     335       31      94    160     335
with PDBR and GEE Rider          95     99     167     349      95     135     167     349       32      99    167     349
--------------------------------------------------------------------------------------------------------------------------

The following is added to the CHARGES, FEES AND DEDUCTIONS section:

GUARANTEED EARNINGS ENHANCEMENT (GEE) CHARGE (OPTIONAL RIDER)

If you purchase the GEE Rider, we deduct annually a Guaranteed Earnings Enhancement Charge ("GEE Charge") for expenses related to the GEE Rider. The GEE Charge is equal to 0.25% multiplied by your Contract Value on the date the charge is deducted.

We will deduct the GEE Charge from your Investment Options (in arrears) on a proportionate basis on each Contract Anniversary that the GEE Rider remains in effect.

Any portion of the GEE Charge we deduct from the fixed rate General Account options will not be greater than the annual interest credited in excess of 3%. If you make a full withdrawal of the amount available for withdrawal during a Contract Year, we will deduct the entire GEE Charge for that Contract Year from the final payment made to you.

The following is added to the PURCHASING YOUR CONTRACT section:

PURCHASING THE GUARANTEED EARNINGS ENHANCEMENT (GEE) RIDER (OPTIONAL)

You may purchase the GEE Rider (subject to state availability) on the Contract Date or on the first Contract Anniversary. For Contracts issued prior to May 1, 2001, you may purchase the GEE Rider on any Contract Anniversary through December 31, 2002. If you buy the GEE Rider within 30 days after the Contract Date or Contract Anniversary, we will make the effective date of the GEE Rider to coincide with that Contract Date or Contract Anniversary.

You may purchase the GEE Rider only if the age of each Annuitant is 75 years or younger on the date of purchase. The date of purchase is the Effective Date of the Rider as shown in your Contract. Once purchased, the Rider will remain in effect until the earlier of:

(a) the date a full withdrawal of the amount available for withdrawal is made under the Contract;
(b)   the date a death benefit becomes payable under the Contract;
(c) the date the Contract is terminated in accordance with the provisions of the Contract; or
(d)   the Annuity Date.

The following is added to the RETIREMENT BENEFITS AND OTHER PAYOUTS section under DEATH BENEFITS:

OPTIONAL GUARANTEED EARNINGS ENHANCEMENT (GEE) RIDER

If you purchase the GEE Rider, (subject to state availability), a Guaranteed Earnings Enhancement amount ("GEE Amount") is added to your Contract as follows:

GEE AMOUNT - The GEE Amount is calculated as follows:

     (1) If the age of the oldest Annuitant was age 69 or younger on the Effective Date of the Rider, the GEE Amount is equal to the lesser of:

              (a) 40% of Earnings; or
              (b) 40% of Remaining Purchase Payments, excluding any Purchase
                  Payments made in the 12 months prior to the date of death, adjusted for withdrawals.

     (2) If the age of the oldest Annuitant was age 70 to 75 on the Effective Date of the Rider, the GEE Amount is equal to the lesser of:

              (a) 25% of Earnings; or
              (b) 25% of Remaining Purchase Payments, excluding any Purchase
                  Payments made in the 12 months prior to the date of death, adjusted for withdrawals.

For purposes of calculating the GEE Amount:

     (1) EARNINGS are equal to the Contract Value as of the date of death minus Remaining Purchase Payments.

     (2) REMAINING PURCHASE PAYMENTS is defined as (a) or (b) below:

         (a) If the Rider is effective on the Contract Date, Remaining Purchase Payments are equal to:

              (1) the Initial Purchase Payment; plus
              (2) any additional Purchase Payments added; minus
              (3) the amount that each withdrawal exceeds the amount of Earnings in the Contract immediately prior to such withdrawal.

              Withdrawals are assumed to be taken from Earnings first, then from Purchase Payments in the order they were received.

         (b) If the Rider is effective after the Contract Date, Remaining Purchase Payments are equal to:

              (1) the Contract Value on the Effective Date; plus
              (2) any additional Purchase Payments added since the Effective
                  Date of the Rider; minus
              (3) the amount that each withdrawal taken after the Effective Date of the Rider exceeds the amount of Earnings in the Contract accumulated since that date.

              Withdrawals are assumed to be taken first from Earnings accumulated since the Effective Date of the Rider, then from Purchase Payments in the order they were received.

If the Surviving Spouse of the deceased Owner continues the Contract in accordance with its terms and conditions, then all provisions of the Rider for the Surviving Spouse will be based on the age of the Surviving Spouse on the date of death of the deceased Owner. If the Surviving Spouse is over age 75 on the date of death, the Rider will not be continued for such Surviving Spouse and the benefits and charges provided by the Rider will no longer be applied.



Form No. PISGEE0301

                                     PART II

Part C:   OTHER INFORMATION

     Item 24.  Financial Statements and Exhibits
               ---------------------------------

               (a)  Financial Statements

                    Part A: None

                    Part B:

                            (1)  Registrant's Financial Statements

                                 Audited Financial Statements dated as of December 31, 1999 which are incorporated by reference from the 1999 Annual Report include the following for Separate Account A:

                                   Statements of Assets and Liabilities
                                   Statements of Operations
                                   Statements of Changes in Net Assets
                                   Notes to Financial Statements

                            (2)  Depositor's Financial Statements

                                 Audited Consolidated Financial Statements dated as of December 31, 1999 and 1998, and for the three year period ended December 31, 1999, included in Part B include the following for Pacific Life:

                                   Independent Auditors' Report
                                   Consolidated Statements of Financial
                                    Condition
                                   Consolidated Statements of Operations
                                   Consolidated Statements of Stockholder's
                                    Equity
                                   Consolidated Statements of Cash Flows
                                   Notes to Consolidated Financial Statements

               (b)  Exhibits

               1.   (a)     Resolution of the Board of Directors of the
                            Depositor authorizing establishment of Separate
                            Account A and Memorandum establishing Separate
                            Account A./1/

                    (b) Memorandum Establishing Two New Variable Accounts-- Aggressive Equity and Emerging Markets Portfolios. /1/

                    (c) Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws./3/

               2.   Not applicable

               3.   (a)     Distribution Agreement between Pacific Mutual Life
                            and Pacific Mutual Distributors, Inc. ("PMD")
                            (formerly Pacific Equities Network) /1/

                    (b) Form of Selling Agreement between Pacific Mutual Life, PMD and Various Broker-Dealers /1/

               4.   (a) (1) Form of Individual Flexible Premium Deferred
                            Variable Annuity Contract (Form No. 10-12600) /1/

                        (2) Form of Individual Flexible Premium Deferred
                            Variable Annuity Contract (Form No. 10-13000) /5/

                    (b)     Qualified Pension Plan Rider (Form No. R90-PEN-V)
                            /1/

                    (c)     403(b) Tax-Sheltered Annuity Rider (Form
                            No. 20-13300) /5/

                    (d)     Section 457 Plan Rider (Form No. 24-123799) /1/

                    (e) Individual Retirement Annuity Rider (Form No. 20-13900) /4/

                    (f) Roth Individual Retirement Annuity Rider (Form No. R-RIRA 198) /1/

                    (g) Simple Individual Retirement Annuity Rider (Form 20-13400) /4/

                    (h) (1) Stepped-Up Death Benefit Rider (Form No. 20-12601)
                            /1/

                        (2) Stepped-Up Death Benefit Rider
                            (Form No. 20-13500) /5/

                    (i) (1) Premier Death Benefit Rider (Form No. 20-12602) /1/

                        (2) Premier Death Benefit Rider (Form No. 20-13600) /5/


                    (j) Guaranteed Earnings Enhancement (GEE) Rider (Form No. 20-14900)


               5.   (a) (1) Variable Annuity Application (Form No. 25-12610) /4/

                        (2) Variable Annuity Application (Form No. 25-13000) /5/

                    (b)     Variable Annuity PAC APP /1/

                    (c)     Application/Confirmation Form /2/

                    (d) Form of Guaranteed Earnings Enhancement (GEE) Rider Request Application.

               6.   (a)     Pacific Life's Articles of Incorporation /1/

                    (b)     By-laws of Pacific Life /1/

               7.   Not applicable

               8.   Fund Participation Agreement /2/

               9. Opinion and Consent of legal officer of Pacific Life as to the legality of Contracts being registered. /1/

               10.  Independent Auditors' Consent /3/

               11.  Not applicable

               12.  Not applicable

               13.  (a) Performance Calculations /2/
                    (b) Performance Calculations /5/

               14.  Not applicable

               15.  Powers of Attorney /2/

               16.  Not applicable

/1/ Included in Registrant's Form N-4, File No. 333-93059, Accession No. 0000912057-99-009849 filed on December 17, 1999 and incorporated by reference herein.

/2/ Included in Registrant's Form N-4, File No. 333-93059, Accession No. 0000912057-00-015739 filed on March 31, 2000 and incorporated by reference herein.

/3/ Included in Registrant's Form N-4/A, File No. 333-93059, Accession No. 0000912057-00-018010 filed on April 14, 2000 and incorporated by reference herein.

/4/ Included in Registrant's Form N-4/B, File No. 333-93059, Accession No. 0000912057-00-052614 filed on December 7, 2000 and incorporated by reference herein.

/5/ Included in Registrant's Form N-4/A, File No. 333-93059, Accession No. 0000912057-00-055027 filed on December 28, 2000 and incorporated by reference herein.

Item 25.  Directors and Officers of Pacific Life

                                          Positions and Offices
Name and Address                          with Pacific Life

Thomas C. Sutton                          Director, Chairman of the Board, and
                                          Chief Executive Officer

Glenn S. Schafer                          Director and President

Khanh T. Tran                             Director, Executive Vice President
                                          and Chief Financial Officer

David R. Carmichael                       Director, Senior Vice President and
                                          General Counsel

Audrey L. Milfs                           Director, Vice President and Corporate
                                          Secretary

Edward R. Byrd                            Vice President and Controller

Brian D. Klemens                          Vice President and Treasurer

Gerald W. Robinson                        Executive Vice President

----------
The address for each of the persons listed above is as follows:

700 Newport Center Drive
Newport Beach, California 92660

Item 26. Persons Controlled by or Under Common Control with Pacific Life or Separate Account A

          The following is an explanation of the organization chart of Pacific Life's subsidiaries:

                PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES
                               LEGAL STRUCTURE

Pacific Life is a California Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 99% owned by Pacific Mutual Holding Company (a California Mutual Holding Company). Pacific Life is the parent company of Pacific Asset Management LLC (a Delaware Limited Liability Company), Pacific Life & Annuity Company, formerly known as PM Group Life Insurance Company (an Arizona Stock Life Insurance Company), Pacific Select Distributors, Inc. (formerly known as Pacific Mutual Distributors, Inc.), and World-Wide Holdings Limited (a United Kingdom Corporation). Pacific Life also has a 40% ownership of American Maturity Life Insurance Company (a Connecticut Stock Life Insurance Company), a 50% ownership of Pacific Mezzanine Associates, L.L.C. (a Delaware Limited Liability Company and a 95% ownership of Grayhawk Golf Holdings, LLC). A subsidiary of Pacific Mezzanine Associates, L.L.C. is Pacific Mezzanine Investors, L.L.C., (a Delaware Limited Liability Company) who is the sole general partner of the PMI Mezzanine Fund, L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Asset Management LLC are PMRealty Advisors Inc. and Pacific Financial Products Inc. (a Delaware Corporation). Pacific Asset Management LLC has an approximate 30% beneficial economic interest in PIMCO Advisors L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Select Distributors, Inc. include: Associated Financial Group, Inc.; Mutual Service Corporation (a Michigan Corporation), along with its subsidiaries Advisors' Mutual Service Center, Inc. (a Michigan Corporation) and Titan Value Equities Group, Inc.; and United Planners' Group, Inc. (an Arizona Corporation), along with its subsidiary United Planners' Financial Services of America (an Arizona Limited Partnership). Subsidiaries of World-Wide Holdings Limited include:
World-Wide Reassurance Company Limited (a United Kingdom Corporation) and World-Wide Reassurance Company (BVI) Limited (a British Virgin Islands Corporation). All corporations are 100% owned unless otherwise indicated. All entities are California corporations unless otherwise indicated.

Item 27.  Number of Contractholders

          Approximately 1,653 Qualified
                        1,614 Non Qualified

Item 28.  Indemnification

     (a) The Distribution Agreement between Pacific Life and Pacific Select Distributors, Inc. ("PSD", formerly known as Pacific Mutual Distributors, Inc.) provides substantially as follows:

          Pacific Life hereby agrees to indemnify and hold harmless PSD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life or the Separate Account. Pacific Life shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PSD.

          PSD hereby agrees to indemnify and hold harmless Pacific Life, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation is made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PSD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PSD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

     (b) The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, Inc. ("PSD" formerly known as Pacific Mutual Distributors, Inc.) and Various Broker-Dealers provides substantially as follows:

          Pacific Life and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the "Fund") filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement.

          Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker-Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker-Dealer and General Agent will reimburse Pacific Life or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

Item 29.  Principal Underwriters

          (a) PSD also acts as principal underwriter for Pacific Select Separate Account, Pacific Select Exec Separate Account, Pacific Select Variable Annuity Separate Account, Pacific Corinthian Variable Separate Account, Separate Account B and Pacific Select Fund.

          (b) For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

          (c) PSD retains no compensation or net discounts or commissions from the Registrant.

Item 30.  Location of Accounts and Records

               The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31.  Management Services

          Not applicable

Item 32.  Undertakings

          The registrant hereby undertakes:

          (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

          (b) to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the Prospectus.

          (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations

     (a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

     (b) The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a)-(d) of the Rule have been complied with.

     (c) REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract ("Contract") described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 (a)(1) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 2nd day of March, 2001.

                                    SEPARATE ACCOUNT A
                                             (Registrant)
                                    By:  PACIFIC LIFE INSURANCE COMPANY

                                    By:
                                         --------------------------------------
                                         Thomas C. Sutton*
                                         Chairman and Chief Executive Officer

                                    By:  PACIFIC LIFE INSURANCE COMPANY
                                         (Depositor)

                                    By:
                                         --------------------------------------
                                         Thomas C. Sutton*
                                         Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 5 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

    Signature          Title                                     Date

-----------------      Director, Chairman of the Board           March 2, 2001
Thomas C. Sutton*      and Chief Executive Officer

-----------------      Director and President                    March 2, 2001
Glenn S. Schafer*

-----------------      Director, Executive Vice President        March 2, 2001
Khanh T. Tran*         and Chief Financial Officer

-----------------      Director, Senior Vice President           March 2, 2001
David R. Carmichael*   and General Counsel

-----------------      Director, Vice President and              March 2, 2001
Audrey L. Milfs*       Corporate Secretary

-----------------      Vice President and Controller             March 2, 2001
Edward R. Byrd*

-----------------      Vice President and Treasurer              March 2, 2001
Brian D. Klemens*

-----------------      Executive Vice President                  March 2, 2001
Gerald W. Robinson*

*By:                                                             March 2, 2001
      -----------------------------
      David R. Carmichael
      as attorney-in-fact

(Powers of Attorney are contained in Pre-Effective Amendment No. 1 of the Registration Statement filed on March 31, 2000 on Form N-4/A for Separate Account A, File No. 333-93059, Accession No. 0000912059-00-015739, as Exhibit 15.)


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